Offerings	Feb. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Notes due 2028
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,656,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,192.49
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-272154) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Notes due 2029
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,913,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,417.99
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,565,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,989.93
Offering Note	See Offering Note 1.